Offerings - Offering: 1	Jul. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	28,000,000
Proposed Maximum Offering Price per Unit	1.8224
Maximum Aggregate Offering Price	$ 51,027,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,046.85
Offering Note	Consists of 28,000,000 shares of common stock, consisting of (i) up to 27,950,000 shares issuable pursuant to the ELOC Purchase Agreement and (ii) up to 50,000 shares issuable upon exercise of the ELOC Warrant.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant’s common stock as reported on Nasdaq on June 30, 2026, which date is within five business days prior to the filing of this registration statement. The Registrant’s high and low prices on June 30, 2026 were $1.8899 and $1.755, respectively.